Significant Accounting Policies Significant Accounting Policies (Disaggregation of Revenues) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 3,683,684
Israel Government Authorities (1,2)
Disaggregation of Revenue [Line Items]
Revenue	685,680
US Government (2)
Disaggregation of Revenue [Line Items]
Revenue	635,150
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	2,004,947
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	357,907
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,037,223
Point in time
Disaggregation of Revenue [Line Items]
Revenue	646,461
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	3,352,602
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 331,082